Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or Loss [Abstract]
NET REVENUE	$ 72,918,123	$ 72,613,910	$ 65,042,706
Cost of sales	(64,950,972)	(61,070,237)	(52,753,839)
GROSS PROFIT	7,967,151	11,543,673	12,288,867
Selling expenses	(4,594,334)	(4,681,689)	(3,551,755)
General and administrative expenses	(2,315,074)	(2,290,031)	(2,821,182)
Other income	148,625	311,057	100,745
Other expenses	(122,228)	(99,619)	(32,606)
NET OPERATING EXPENSES	(6,883,011)	(6,760,282)	(6,304,798)
OPERATING PROFIT	1,084,140	4,783,391	5,984,069
Finance income	584,216	808,612	430,707
Finance expense	(1,937,621)	(2,050,310)	(1,369,186)
NET FINANCE EXPENSE	(1,353,405)	(1,241,698)	(938,479)
Share of profit of equity account investees	9,537	11,800	17,178
PROFIT (LOSS) BEFORE TAXES	(259,728)	3,553,493	5,062,768
Current income taxes	(69,460)	(515,264)	(1,402,643)
Deferred income taxes	197,453	105,308	158,513
TOTAL INCOME TAXES	127,993	(409,956)	(1,244,130)
NET INCOME (LOSS)	(131,735)	3,143,537	3,818,638
ATTRIBUTABLE TO:
Company shareholders	(198,869)	2,997,488	3,811,442
Non-controlling interest	67,134	146,049	7,196
NET INCOME (LOSS)	$ (131,735)	$ 3,143,537	$ 3,818,638
Basic earnings (loss) per share - common shares (US$) (in Dollars per share)	$ (0.09)	$ 1.34	$ 1.54